Stock Options (Details Narrative)	6 Months Ended
	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 10 months 24 days	1 year 10 months 24 days
Stock-based compensation expense | $
Number of options shares | shares	220,000			220,000
Exercise Price | (per share)	$ 0.08			$ 0.10
Value of stock issued for obligation	$ 19,570	$ 25,000
[custom:StockIssuedDuringPeriodCancelledValueObligation]	$ 2,338	$ 3,000
2013 Long Term Incentive Equity Plan [Member]
IfrsStatementLineItems [Line Items]
Incentive plans	The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013	The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013
Number of shares issued and outstanding percentage	10.00%	10.00%